Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-40106
Entity Registrant Name	4D pharma plc
Entity Central Index Key	0001830162
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	5th Floor
Entity Address, Address Line Two	9 Bond Court
Entity Address, City or Town	Leeds
Entity Address, Country	GB
Entity Address, Postal Zip Code	LS1 2JZ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	180,300,967
Auditor Firm ID	49
Auditor Name	RSM US LLP
Auditor Location	Boston, MA
Ordinary Shares [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary Shares, nominal value £0.0025 per share
Trading Symbol	LBPS
Security Exchange Name	NASDAQ
Warrant [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	LBPSW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5th Floor
Entity Address, Address Line Two	9 Bond Court
Entity Address, City or Town	Leeds
Entity Address, Country	GB
Entity Address, Postal Zip Code	LS1 2JZ
City Area Code	+44 (0)
Local Phone Number	113 895 0130
Contact Personnel Name	Duncan Peyton